JPMorgan Diversified Return U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.1%
Moog, Inc., Class A	2,320	244,621
National Presto Industries, Inc.	2,685	210,262
		454,883
Automobiles & Parts — 0.4%
Dorman Products, Inc. *	8,471	717,409
Gentherm, Inc. *	16,971	1,014,357
		1,731,766
Banks — 5.4%
1st Source Corp.	4,829	226,480
Ameris Bancorp	18,995	829,132
Atlantic Union Bankshares Corp. (a)	11,819	377,972
Axos Financial, Inc. *	14,549	683,803
BancFirst Corp.	5,056	505,094
Bancorp, Inc. (The) *	10,426	395,145
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	27,724	890,772
Banner Corp.	7,128	339,364
Brookline Bancorp, Inc.	921	9,836
Capital City Bank Group, Inc.	1,777	57,628
Cathay General Bancorp	18,120	689,285
City Holding Co.	2,154	213,052
Community Trust Bancorp, Inc.	4,837	185,644
Enterprise Financial Services Corp.	5,981	245,221
First BanCorp (Puerto Rico)	33,563	498,411
First Busey Corp.	9,359	202,716
First Commonwealth Financial Corp.	17,848	257,725
First Financial Bancorp	18,817	434,484
First Financial Corp.	3,042	116,235
First Merchants Corp.	6,025	193,523
Fulton Financial Corp.	33,043	472,515
Hancock Whitney Corp.	11,679	513,993
Hilltop Holdings, Inc.	36,661	1,133,925
Home BancShares, Inc.	33,986	826,200
Hope Bancorp, Inc.	56,295	611,364
Independent Bank Group, Inc.	3,655	164,000
International Bancshares Corp.	9,664	479,721
Lakeland Financial Corp.	4,382	242,938
NBT Bancorp, Inc.	14,834	551,825
Northwest Bancshares, Inc.	52,769	652,225
OceanFirst Financial Corp.	32,935	613,579
OFG Bancorp (Puerto Rico)	25,655	859,186
Old National Bancorp	65,217	1,110,645
Pathward Financial, Inc.	5,123	266,191
Renasant Corp.	20,975	648,966
Republic Bancorp, Inc., Class A	3,479	159,443
Simmons First National Corp., Class A	29,139	588,316
TrustCo Bank Corp.	9,462	287,550
Trustmark Corp.	22,862	600,356

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
UMB Financial Corp.	11,201	795,271
United Bankshares, Inc. (a)	29,716	993,703
United Community Banks, Inc.	16,661	484,335
Valley National Bancorp (a)	95,607	980,928
Washington Federal, Inc.	27,116	841,681
WesBanco, Inc.	18,075	506,281
		22,736,659
Beverages — 1.2%
BRC, Inc., Class A * (a)	3,951	18,095
Coca-Cola Consolidated, Inc.	1,782	1,128,736
Duckhorn Portfolio, Inc. (The) *	37,398	470,467
MGP Ingredients, Inc.	11,768	1,341,670
National Beverage Corp. *	24,188	1,278,336
Primo Water Corp.	68,240	966,961
		5,204,265
Chemicals — 3.4%
AdvanSix, Inc.	22,860	916,915
American Vanguard Corp.	31,073	561,178
Avient Corp.	26,513	1,074,572
Balchem Corp.	8,781	1,183,152
Cabot Corp.	14,831	1,053,001
Ecovyst, Inc. *	28,461	349,786
Ingevity Corp. *	14,654	938,149
Innospec, Inc.	11,070	1,186,040
Intrepid Potash, Inc. *	17,732	487,630
Livent Corp. * (a)	34,396	846,829
LSB Industries, Inc. *	82,748	924,295
Orion SA (Germany)	46,724	1,024,190
Quaker Chemical Corp.	3,944	790,299
Rayonier Advanced Materials, Inc. *	75,500	357,115
Sensient Technologies Corp.	15,218	974,561
Stepan Co.	9,264	887,676
Tronox Holdings plc	64,540	857,737
		14,413,125
Construction & Materials — 1.9%
BlueLinx Holdings, Inc. *	2,608	245,778
Comfort Systems USA, Inc.	7,598	1,321,824
Exponent, Inc.	8,132	728,465
GMS, Inc. *	12,114	892,681
Griffon Corp.	7,872	328,420
Installed Building Products, Inc.	5,328	788,650
Masonite International Corp. *	5,400	564,570
Mueller Water Products, Inc., Class A	7,321	117,795
Patrick Industries, Inc.	9,359	810,021
Quanex Building Products Corp.	7,401	208,264

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Simpson Manufacturing Co., Inc.	9,275	1,465,450
Sterling Infrastructure, Inc. *	6,740	404,333
		7,876,251
Consumer Services — 1.0%
Carriage Services, Inc.	3,919	126,858
Cars.com, Inc. *	12,672	289,048
Laureate Education, Inc., Class A	87,412	1,120,622
Perdoceo Education Corp. *	57,541	768,172
PROG Holdings, Inc. *	10,840	439,887
Strategic Education, Inc.	8,214	616,872
Upbound Group, Inc.	23,006	796,698
		4,158,157
Electricity — 1.5%
ALLETE, Inc.	19,513	1,120,632
MGE Energy, Inc.	10,460	839,310
NorthWestern Corp.	20,261	1,144,139
Ormat Technologies, Inc.	10,981	892,755
PNM Resources, Inc.	25,873	1,159,628
Portland General Electric Co.	24,232	1,155,139
		6,311,603
Electronic & Electrical Equipment — 1.5%
Atkore, Inc. *	7,448	1,181,774
AZZ, Inc.	8,138	360,757
Badger Meter, Inc.	7,854	1,293,083
Belden, Inc.	8,007	773,796
Encore Wire Corp.	6,030	1,029,261
EnerSys	4,896	530,335
Watts Water Technologies, Inc., Class A	6,891	1,285,378
		6,454,384
Finance & Credit Services — 1.9%
Enact Holdings, Inc.	8,326	226,467
Encore Capital Group, Inc. *	8,769	469,142
Enova International, Inc. *	15,636	861,387
Federal Agricultural Mortgage Corp., Class C	3,230	519,222
FirstCash Holdings, Inc.	4,562	434,667
Mr. Cooper Group, Inc. *	24,477	1,418,932
Navient Corp.	61,304	1,167,228
Nelnet, Inc., Class A	4,653	459,158
PennyMac Financial Services, Inc.	18,160	1,366,177
Radian Group, Inc.	45,528	1,226,069
		8,148,449
Food Producers — 3.8%
Andersons, Inc. (The)	24,385	1,190,476
B&G Foods, Inc. (a)	49,179	652,114
BellRing Brands, Inc. *	33,366	1,199,508

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
Cal-Maine Foods, Inc.	22,358	1,032,716
Fresh Del Monte Produce, Inc.	32,067	852,341
GrowGeneration Corp. *	83,375	331,832
Hostess Brands, Inc. *	45,612	1,096,512
J & J Snack Foods Corp.	7,122	1,141,799
John B Sanfilippo & Son, Inc.	9,719	1,058,496
Lancaster Colony Corp.	6,011	1,157,899
Medifast, Inc.	7,810	795,761
Nature's Sunshine Products, Inc. *	10,619	148,135
Simply Good Foods Co. (The) *	33,401	1,292,953
Sovos Brands, Inc. *	26,008	462,942
SunOpta, Inc. (Canada) *	66,243	439,191
Tootsie Roll Industries, Inc.	1	35
TreeHouse Foods, Inc. *	23,921	1,234,563
USANA Health Sciences, Inc. *	10,765	698,756
Utz Brands, Inc. (a)	61,537	1,030,745
		15,816,774
Gas, Water & Multi-utilities — 3.2%
American States Water Co.	13,214	1,168,250
Aris Water Solutions, Inc., Class A (a)	26,404	288,596
Avista Corp.	25,809	997,260
Black Hills Corp.	18,050	1,088,956
Brookfield Infrastructure Corp., Class A (Canada)	25,044	1,170,056
California Water Service Group	21,261	1,127,258
Chesapeake Utilities Corp.	7,420	877,341
Excelerate Energy, Inc., Class A	21,751	461,556
Middlesex Water Co.	8,162	656,388
New Jersey Resources Corp.	24,095	1,077,046
Northwest Natural Holding Co.	18,635	800,746
ONE Gas, Inc.	14,595	1,154,902
SJW Group	15,858	1,117,355
Southwest Gas Holdings, Inc.	3,453	227,691
Spire, Inc.	18,120	1,151,888
		13,365,289
General Industrials — 1.4%
Apogee Enterprises, Inc.	8,772	434,477
Barnes Group, Inc.	5,061	198,897
CSW Industrials, Inc.	3,178	573,788
Greif, Inc., Class A	11,374	841,335
HB Fuller Co.	15,739	1,165,158
Kronos Worldwide, Inc. (a)	31,114	290,916
Myers Industries, Inc.	10,767	211,141
Otter Tail Corp.	15,386	1,246,420
Standex International Corp.	5,280	784,450
TriMas Corp.	3,442	88,666
Trinseo plc	12,252	215,880
		6,051,128

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — 2.6%
Addus HomeCare Corp. *	8,035	735,765
Apollo Medical Holdings, Inc. *	21,215	777,105
Computer Programs and Systems, Inc. *	10,922	286,375
CorVel Corp. *	4,985	1,019,732
Ensign Group, Inc. (The)	12,932	1,252,723
Healthcare Services Group, Inc.	16,830	212,226
HealthEquity, Inc. *	11,610	788,783
ModivCare, Inc. *	2,031	88,836
NextGen Healthcare, Inc. *	35,746	594,456
Omnicell, Inc. *	8,213	518,651
Option Care Health, Inc. *	35,238	1,190,340
Pennant Group, Inc. (The) *	11,807	135,544
RadNet, Inc. *	12,238	404,833
Select Medical Holdings Corp.	40,714	1,221,827
Surgery Partners, Inc. *	28,496	1,100,801
US Physical Therapy, Inc.	6,125	712,154
		11,040,151
Household Goods & Home Construction — 3.0%
Beazer Homes USA, Inc. *	15,702	528,058
Central Garden & Pet Co., Class A *	15,184	580,333
Century Communities, Inc.	5,643	435,752
CompX International, Inc. (a)	2,859	64,728
Ethan Allen Interiors, Inc.	35,990	1,132,605
Green Brick Partners, Inc. *	13,513	763,755
HNI Corp.	19,092	555,386
Interface, Inc.	41,267	403,179
KB Home	16,271	878,146
La-Z-Boy, Inc.	32,800	1,028,936
LGI Homes, Inc. *	2,156	299,145
M/I Homes, Inc. *	13,487	1,348,700
MDC Holdings, Inc.	17,897	917,758
Meritage Homes Corp.	6,135	913,808
MillerKnoll, Inc.	20,386	398,954
Sleep Number Corp. *	2,992	82,849
Steelcase, Inc., Class A	30,598	262,225
Taylor Morrison Home Corp. *	25,639	1,241,440
Tri Pointe Homes, Inc. *	24,467	780,008
		12,615,765
Industrial Engineering — 1.1%
Albany International Corp., Class A	5,813	559,675
Astec Industries, Inc.	607	29,986
Columbus McKinnon Corp.	10,220	432,715
EnPro Industries, Inc.	6,140	852,109
Franklin Electric Co., Inc.	12,073	1,193,054
Hillenbrand, Inc.	21,347	1,108,763
John Bean Technologies Corp.	1,752	216,565

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Engineering — continued
Tennant Co.	241	19,338
Titan Machinery, Inc. *	5,471	174,634
		4,586,839
Industrial Materials — 2.1%
Boise Cascade Co.	15,366	1,590,227
Clearwater Paper Corp. *	20,836	671,544
Koppers Holdings, Inc.	21,076	806,368
Materion Corp.	10,461	1,246,324
Mativ Holdings, Inc.	46,332	729,266
Minerals Technologies, Inc.	16,830	1,032,521
Sylvamo Corp.	24,067	1,180,968
Tredegar Corp.	19,694	136,282
UFP Industries, Inc.	13,565	1,393,939
		8,787,439
Industrial Metals & Mining — 3.6%
Arconic Corp. *	27,282	815,459
Carpenter Technology Corp.	22,974	1,375,224
Commercial Metals Co.	22,728	1,300,496
Compass Minerals International, Inc.	22,846	865,178
Constellium SE *	54,503	1,040,462
GrafTech International Ltd.	152,935	807,497
Haynes International, Inc.	11,674	585,568
Kaiser Aluminum Corp.	3,254	264,225
Mueller Industries, Inc.	14,345	1,162,806
Olympic Steel, Inc.	11,230	626,522
Piedmont Lithium, Inc. *	15,954	875,236
Ryerson Holding Corp.	23,987	1,019,207
Schnitzer Steel Industries, Inc., Class A	21,756	787,785
TimkenSteel Corp. *	45,202	1,053,206
US Silica Holdings, Inc. *	68,370	889,494
Worthington Industries, Inc.	19,449	1,451,284
		14,919,649
Industrial Support Services — 2.4%
ABM Industries, Inc.	16,045	742,563
Applied Industrial Technologies, Inc.	8,495	1,231,690
ASGN, Inc. *	7,017	535,537
CoreCivic, Inc., REIT *	59,319	575,394
CRA International, Inc.	5,653	565,809
Cross Country Healthcare, Inc. *	14,144	364,915
Donnelley Financial Solutions, Inc. *	4,551	215,262
DXP Enterprises, Inc. *	1,573	59,743
EVERTEC, Inc. (Puerto Rico)	13,928	547,788
ExlService Holdings, Inc. *	6,712	946,056
Forrester Research, Inc. *	3,023	96,343
Heidrick & Struggles International, Inc.	7,340	200,162
Insperity, Inc.	5,707	671,429

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Korn Ferry	8,732	460,002
Maximus, Inc.	14,215	1,190,648
Pitney Bowes, Inc.	59,756	235,439
Resources Connection, Inc.	7,835	125,203
Target Hospitality Corp. * (a)	15,393	196,569
TriNet Group, Inc. *	8,580	902,873
TrueBlue, Inc. *	5,394	80,640
UniFirst Corp.	105	17,042
		9,961,107
Industrial Transportation — 3.3%
ArcBest Corp.	9,412	1,094,804
Ardmore Shipping Corp. (Ireland)	22,591	318,081
Costamare, Inc. (Monaco)	26,126	291,827
DHT Holdings, Inc.	103,902	1,023,435
Dorian LPG Ltd.	19,847	590,250
Federal Signal Corp.	10,336	631,426
FLEX LNG Ltd. (Norway)	11,045	351,452
Forward Air Corp.	7,148	849,468
GATX Corp.	6,835	856,836
Genco Shipping & Trading Ltd.	25,106	364,037
Hub Group, Inc., Class A *	2,799	252,274
International Seaways, Inc.	17,654	757,180
Matson, Inc.	13,787	1,288,533
McGrath RentCorp	5,768	555,920
Nordic American Tankers Ltd.	64,375	282,606
Scorpio Tankers, Inc. (Monaco)	17,632	829,409
Teekay Tankers Ltd., Class A (Canada)	14,532	633,741
Textainer Group Holdings Ltd. (China)	7,643	314,127
Tingo Group, Inc. * (a)	666,264	939,432
Triton International Ltd. (Bermuda)	14,383	1,212,631
Wabash National Corp.	20,858	493,918
		13,931,387
Investment Banking & Brokerage Services — 1.2%
Artisan Partners Asset Management, Inc., Class A	28,337	1,175,702
Avantax, Inc. *	9,517	246,300
Brightsphere Investment Group, Inc.	24,334	517,828
Cannae Holdings, Inc. *	14,448	294,450
Cohen & Steers, Inc.	3,522	226,500
Hamilton Lane, Inc., Class A	5,684	502,636
Moelis & Co., Class A (a)	17,397	849,496
StoneX Group, Inc. *	2,829	260,296
Victory Capital Holdings, Inc., Class A	9,448	313,296
Virtus Investment Partners, Inc.	1,473	303,040
WisdomTree, Inc.	36,817	256,246
		4,945,790

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Leisure Goods — 1.2%
Camping World Holdings, Inc., Class A (a)	33,225	1,064,197
Fox Factory Holding Corp. *	712	79,673
LCI Industries	5,134	699,610
Smith & Wesson Brands, Inc.	80,480	1,024,510
Sturm Ruger & Co., Inc.	21,761	1,152,245
Winnebago Industries, Inc.	12,030	827,664
		4,847,899
Life Insurance — 1.2%
American Equity Investment Life Holding Co.	28,100	1,508,127
CNO Financial Group, Inc.	47,896	1,231,885
Genworth Financial, Inc., Class A *	201,589	1,181,312
Jackson Financial, Inc., Class A	28,109	928,159
National Western Life Group, Inc., Class A	891	375,708
		5,225,191
Media — 0.4%
Gray Television, Inc.	27,995	265,112
QuinStreet, Inc. *	7,138	63,385
Scholastic Corp.	5,988	258,622
TEGNA, Inc.	67,123	1,134,379
		1,721,498
Medical Equipment & Services — 3.0%
AdaptHealth Corp. *	34,428	473,041
Anika Therapeutics, Inc. *	4,035	94,137
AtriCure, Inc. *	15,319	847,907
Atrion Corp.	355	199,016
Avanos Medical, Inc. *	11,540	282,384
CONMED Corp.	9,048	1,095,260
Fulgent Genetics, Inc. *	20,210	784,754
Haemonetics Corp. *	10,929	1,008,091
Integer Holdings Corp. *	12,689	1,173,479
Lantheus Holdings, Inc. *	13,937	1,205,411
Merit Medical Systems, Inc. *	14,317	1,069,050
NeoGenomics, Inc. *	40,313	698,624
OraSure Technologies, Inc. *	81,226	383,387
Owens & Minor, Inc. *	31,817	612,159
Patterson Cos., Inc.	22,921	753,872
STAAR Surgical Co. *	4,843	265,251
Surmodics, Inc. *	2,219	71,163
UFP Technologies, Inc. *	2,678	521,313
Varex Imaging Corp. *	33,522	780,727
Zynex, Inc. * (a)	21,989	214,613
		12,533,639
Mortgage Real Estate Investment Trusts — 1.9%
Apollo Commercial Real Estate Finance, Inc. (a)	75,356	889,201
Arbor Realty Trust, Inc. (a)	56,124	949,057
Dynex Capital, Inc.	44,666	582,891

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts — continued
Ellington Financial, Inc. (a)	63,150	853,788
KKR Real Estate Finance Trust, Inc.	38,750	482,825
Ladder Capital Corp.	67,594	742,858
MFA Financial, Inc.	70,059	788,864
New York Mortgage Trust, Inc.	49,784	505,308
PennyMac Mortgage Investment Trust	36,021	460,348
Ready Capital Corp. (a)	72,277	836,245
Redwood Trust, Inc.	67,407	507,575
TPG RE Finance Trust, Inc.	14,759	115,120
Two Harbors Investment Corp. (a)	33,295	446,486
		8,160,566
Nonequity Investment Instruments — 0.0% ^
OmniAb, Inc. *	9,240	50,820
OmniAb, Inc. ‡ *	1,382	—
		50,820
Non-life Insurance — 1.1%
Employers Holdings, Inc.	14,738	569,329
Essent Group Ltd.	17,074	846,870
Horace Mann Educators Corp.	9,766	294,250
NMI Holdings, Inc., Class A *	10,330	275,914
Safety Insurance Group, Inc.	5,062	364,464
Selective Insurance Group, Inc.	10,279	1,060,690
Stewart Information Services Corp.	24,461	1,152,847
		4,564,364
Non-Renewable Energy — 6.1%
Alpha Metallurgical Resources, Inc.	5,320	921,530
Arch Resources, Inc. (a)	5,444	699,227
Archrock, Inc.	104,363	1,216,873
Berry Corp.	55,184	430,435
Cactus, Inc., Class A	18,515	940,192
ChampionX Corp.	28,644	1,019,726
Chord Energy Corp.	5,926	929,434
Civitas Resources, Inc.	16,754	1,254,204
CNX Resources Corp. *	50,770	1,035,708
Comstock Resources, Inc. (a)	62,778	800,420
CONSOL Energy, Inc.	14,672	1,093,357
CVR Energy, Inc. (a)	22,430	824,078
Delek US Holdings, Inc.	23,251	641,495
DMC Global, Inc. *	7,330	138,244
Helix Energy Solutions Group, Inc. *	100,737	967,075
Magnolia Oil & Gas Corp., Class A	41,603	921,506
Matador Resources Co.	16,475	916,504
MRC Global, Inc. *	27,886	314,833
Nabors Industries Ltd. *	3,921	480,283
Newpark Resources, Inc. *	5,481	30,255
Northern Oil and Gas, Inc.	13,915	547,834

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
NOW, Inc. *	41,607	473,904
Par Pacific Holdings, Inc. *	28,261	889,656
Patterson-UTI Energy, Inc.	58,531	927,131
PBF Energy, Inc., Class A	24,522	1,163,324
Permian Resources Corp.	101,440	1,185,834
ProPetro Holding Corp. *	9,665	100,903
RPC, Inc.	27,764	230,996
SandRidge Energy, Inc.	35,326	603,368
SM Energy Co.	22,741	825,271
Solaris Oilfield Infrastructure, Inc., Class A	50,419	551,080
SunCoke Energy, Inc.	92,841	824,428
Warrior Met Coal, Inc.	21,990	973,058
World Kinect Corp.	35,975	810,877
		25,683,043
Personal Care, Drug & Grocery Stores — 2.5%
ACCO Brands Corp.	88,008	535,969
Chefs' Warehouse, Inc. (The) *	19,448	706,740
Edgewell Personal Care Co.	28,324	1,116,249
Energizer Holdings, Inc.	29,450	1,051,365
Ingles Markets, Inc., Class A	12,084	1,024,723
Nu Skin Enterprises, Inc., Class A	21,103	620,217
PetMed Express, Inc. (a)	47,757	699,640
SpartanNash Co.	34,004	763,050
Sprouts Farmers Market, Inc. *	35,207	1,381,875
United Natural Foods, Inc. *	35,196	732,077
WD-40 Co. (a)	5,533	1,269,823
Weis Markets, Inc.	7,191	477,051
		10,378,779
Personal Goods — 1.2%
elf Beauty, Inc. *	7,618	889,173
Inter Parfums, Inc.	3,764	562,944
Movado Group, Inc.	17,506	502,422
Oxford Industries, Inc.	9,799	1,056,822
Signet Jewelers Ltd.	18,199	1,464,838
Steven Madden Ltd.	18,851	629,246
		5,105,445
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.4%
Amphastar Pharmaceuticals, Inc. *	25,465	1,545,471
ANI Pharmaceuticals, Inc. *	7,403	389,028
Castle Biosciences, Inc. *	14,101	237,602
Catalyst Pharmaceuticals, Inc. *	86,056	1,190,154
Collegium Pharmaceutical, Inc. *	33,474	761,868
Corcept Therapeutics, Inc. *	46,330	1,180,488
Dynavax Technologies Corp. *	70,909	992,017
Eagle Pharmaceuticals, Inc. *	2,024	42,018
Harmony Biosciences Holdings, Inc. *	13,747	486,231

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Innoviva, Inc. *	66,402	899,747
Ironwood Pharmaceuticals, Inc. *	104,628	1,160,324
Ligand Pharmaceuticals, Inc. *	8,421	563,618
Myriad Genetics, Inc. *	16,271	363,657
OmniAb Operations, Inc. ‡ *	1,382	—
Pacira BioSciences, Inc. *	5,182	188,366
PDL BioPharma, Inc. ‡ *	22,361	31,810
Prestige Consumer Healthcare, Inc. *	20,703	1,350,043
Prothena Corp. plc (Ireland) *	17,177	1,182,980
Supernus Pharmaceuticals, Inc. *	28,811	884,210
Vanda Pharmaceuticals, Inc. *	32,006	184,995
Vir Biotechnology, Inc. *	33,374	469,906
Xencor, Inc. *	13,156	319,559
		14,424,092
Precious Metals & Mining — 0.3%
Hecla Mining Co.	187,517	1,080,098
Real Estate Investment & Services — 1.9%
Anywhere Real Estate, Inc. *	28,834	241,629
Douglas Elliman, Inc.	84,913	187,658
eXp World Holdings, Inc. (a)	38,249	953,930
Kennedy-Wilson Holdings, Inc.	46,246	763,059
Marcus & Millichap, Inc.	15,353	563,148
Newmark Group, Inc., Class A	113,496	785,392
Opendoor Technologies, Inc. * (a)	330,945	1,691,129
Radius Global Infrastructure, Inc. *	27,911	416,153
Redfin Corp. * (a)	76,102	1,140,008
St. Joe Co. (The)	17,437	1,106,901
		7,849,007
Real Estate Investment Trusts — 10.3%
Acadia Realty Trust	19,402	304,805
Alexander & Baldwin, Inc.	28,453	546,298
American Assets Trust, Inc.	20,631	464,198
Apartment Investment and Management Co., Class A	102,445	853,367
Apple Hospitality REIT, Inc.	74,408	1,153,324
Ares Commercial Real Estate Corp. (a)	82,249	876,774
Brandywine Realty Trust	121,218	612,151
Broadstone Net Lease, Inc.	61,584	1,003,819
CareTrust REIT, Inc.	60,391	1,255,529
Community Healthcare Trust, Inc.	12,619	444,694
Corporate Office Properties Trust	49,734	1,293,084
DiamondRock Hospitality Co.	95,092	808,282
Douglas Emmett, Inc. (a)	62,803	923,204
Easterly Government Properties, Inc. (a)	48,395	714,310
Empire State Realty Trust, Inc., Class A (a)	34,100	305,195
Equity Commonwealth	42,153	825,777
Essential Properties Realty Trust, Inc.	39,304	964,913
Four Corners Property Trust, Inc.	45,394	1,193,862

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
GEO Group, Inc. (The) * (a)	145,167	1,084,398
Getty Realty Corp.	22,605	730,594
Global Net Lease, Inc. (a)	75,919	811,574
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,028	522,931
Independence Realty Trust, Inc.	55,150	939,756
Innovative Industrial Properties, Inc.	11,187	886,346
Kite Realty Group Trust	57,024	1,304,709
LTC Properties, Inc. (a)	35,536	1,192,588
LXP Industrial Trust	77,689	782,328
Macerich Co. (The)	70,523	899,168
National Health Investors, Inc.	22,635	1,242,888
NETSTREIT Corp.	14,146	253,072
NexPoint Residential Trust, Inc.	298	12,385
Office Properties Income Trust	17,239	132,740
Outfront Media, Inc.	52,165	806,471
Paramount Group, Inc.	45,606	238,976
Pebblebrook Hotel Trust	55,500	857,475
Phillips Edison & Co., Inc. (a)	35,342	1,247,926
Physicians Realty Trust	83,600	1,232,264
Piedmont Office Realty Trust, Inc., Class A	64,161	477,358
PotlatchDeltic Corp.	24,909	1,335,870
Retail Opportunity Investments Corp.	55,510	817,662
RLJ Lodging Trust	72,811	749,953
RPT Realty	67,716	736,073
Ryman Hospitality Properties, Inc.	12,553	1,196,175
Sabra Health Care REIT, Inc.	101,971	1,324,603
Service Properties Trust	26,362	223,813
SITE Centers Corp.	70,543	991,129
Star Holdings *	8,225	128,228
Summit Hotel Properties, Inc.	38,376	247,142
Sunstone Hotel Investors, Inc.	112,128	1,142,584
Tanger Factory Outlet Centers, Inc. (a)	54,274	1,270,554
Terreno Realty Corp.	20,471	1,214,749
Urban Edge Properties	46,359	788,567
Whitestone	35,914	370,633
Xenia Hotels & Resorts, Inc.	22,197	281,902
		43,019,170
Renewable Energy — 0.4%
Arcosa, Inc.	16,325	1,259,963
REX American Resources Corp. *	12,176	450,756
		1,710,719
Retailers — 2.6%
Abercrombie & Fitch Co., Class A *	727	28,796
Academy Sports & Outdoors, Inc.	15,729	940,437
America's Car-Mart, Inc. *	2,781	331,273
Asbury Automotive Group, Inc. *	1,879	423,902
Big 5 Sporting Goods Corp. (a)	57,688	552,074

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Buckle, Inc. (The)	29,907	1,093,400
Caleres, Inc.	2,846	76,956
Dillard's, Inc., Class A (a)	2,941	1,008,881
Genesco, Inc. *	8,758	247,063
Global Industrial Co.	2,310	65,835
Group 1 Automotive, Inc.	4,980	1,287,479
Haverty Furniture Cos., Inc.	25,552	909,651
Hibbett, Inc.	11,810	547,984
ODP Corp. (The) *	18,012	898,439
PriceSmart, Inc.	2,838	220,598
Shoe Carnival, Inc.	32,869	874,644
Urban Outfitters, Inc. *	22,142	805,305
Zumiez, Inc. *	30,228	570,100
		10,882,817
Software & Computer Services — 2.8%
A10 Networks, Inc.	23,205	360,142
Agilysys, Inc. *	11,889	875,387
Appfolio, Inc., Class A *	3,561	643,081
Avid Technology, Inc. *	6,059	144,446
Cerence, Inc. *	8,672	241,168
Consensus Cloud Solutions, Inc. *	5,021	162,731
CSG Systems International, Inc.	12,628	651,478
Mitek Systems, Inc. *	19,670	200,831
NetScout Systems, Inc. *	27,501	768,653
OneSpan, Inc. *	13,667	187,785
Perficient, Inc. *	5,168	329,667
Progress Software Corp.	19,948	1,198,077
Qualys, Inc. *	8,240	1,143,712
Shutterstock, Inc.	15,334	788,934
Simulations Plus, Inc.	12,656	630,269
SPS Commerce, Inc. *	6,979	1,258,942
Veradigm, Inc. *	52,252	706,447
Verint Systems, Inc. *	7,817	292,121
Workiva, Inc. *	11,981	1,261,479
		11,845,350
Technology Hardware & Equipment — 6.9%
Adeia, Inc.	70,066	842,193
Advanced Energy Industries, Inc.	11,386	1,425,299
Alpha & Omega Semiconductor Ltd. *	15,457	508,226
Amkor Technology, Inc.	44,847	1,304,599
Axcelis Technologies, Inc. *	6,950	1,393,336
Benchmark Electronics, Inc.	15,265	404,675
CEVA, Inc. *	4,993	135,610
Cohu, Inc. *	30,972	1,351,928
CTS Corp.	18,101	807,848
Diodes, Inc. *	13,080	1,235,929
Fabrinet (Thailand) *	10,191	1,260,015

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
FormFactor, Inc. *	26,893	999,344
Ichor Holdings Ltd. *	12,312	476,721
Insight Enterprises, Inc. *	8,300	1,217,527
Kulicke & Soffa Industries, Inc. (Singapore)	21,010	1,258,079
MaxLinear, Inc. *	24,380	601,455
Methode Electronics, Inc.	18,195	612,080
Novanta, Inc. *	7,153	1,265,366
Onto Innovation, Inc. *	10,891	1,353,969
PC Connection, Inc.	5,548	268,579
Photronics, Inc. *	49,043	1,297,187
Plexus Corp. *	9,902	975,248
Power Integrations, Inc.	12,954	1,258,352
Rambus, Inc. *	18,885	1,182,390
Sanmina Corp. *	13,175	809,735
ScanSource, Inc. *	7,179	216,016
Super Micro Computer, Inc. *	3,825	1,263,283
Synaptics, Inc. *	2,110	190,554
TTM Technologies, Inc. *	54,078	776,560
Ultra Clean Holdings, Inc. *	31,752	1,209,751
Vishay Intertechnology, Inc.	43,721	1,230,746
		29,132,600
Telecommunications Equipment — 2.8%
ADTRAN Holdings, Inc.	51,624	502,302
Aviat Networks, Inc. *	15,989	488,784
Calix, Inc. *	17,151	773,682
Cambium Networks Corp. * (a)	32,844	532,073
Clearfield, Inc. * (a)	14,811	692,266
CommScope Holding Co., Inc. *	70,065	315,293
Comtech Telecommunications Corp.	33,581	341,183
Digi International, Inc. *	21,300	893,109
EchoStar Corp., Class A *	52,802	1,025,943
Extreme Networks, Inc. *	51,395	1,366,593
Harmonic, Inc. *	66,258	988,569
Infinera Corp. * (a)	174,643	785,893
InterDigital, Inc.	13,503	1,251,593
Lightwave Logic, Inc. * (a)	52,788	354,735
NETGEAR, Inc. *	24,636	336,035
Ribbon Communications, Inc. *	1,005	3,196
Viavi Solutions, Inc. *	95,098	1,033,715
		11,684,964
Telecommunications Service Providers — 2.2%
8x8, Inc. *	61,799	292,927
Anterix, Inc. *	1,754	49,235
Cogent Communications Holdings, Inc.	19,039	1,165,948
Consolidated Communications Holdings, Inc. *	96,001	343,683
fuboTV, Inc. * (a)	331,727	1,117,920
Globalstar, Inc. *	674,620	728,589

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Gogo, Inc. *	61,245	922,962
IDT Corp., Class B *	41,233	978,047
Liberty Latin America Ltd., Class C (Puerto Rico) *	103,396	860,255
Lumen Technologies, Inc. (a)	438,568	785,037
Shenandoah Telecommunications Co.	39,193	731,733
Telephone and Data Systems, Inc.	105,683	847,578
WideOpenWest, Inc. *	29,478	242,899
Xperi, Inc. *	28,189	369,840
		9,436,653
Tobacco — 0.7%
Turning Point Brands, Inc.	30,030	716,215
Universal Corp.	17,584	889,223
Vector Group Ltd.	90,918	1,192,844
		2,798,282
Travel & Leisure — 0.5%
Biglari Holdings, Inc., Class B *	274	55,666
Bloomin' Brands, Inc.	33,671	904,740
Chuy's Holdings, Inc. *	2,916	121,277
El Pollo Loco Holdings, Inc.	6,428	68,458
International Game Technology plc	25,821	873,524
		2,023,665
Waste & Disposal Services — 0.4%
Casella Waste Systems, Inc., Class A *	12,976	1,047,033
Vertex Energy, Inc. * (a)	87,461	460,920
		1,507,953
Total Common Stocks (Cost $397,466,865)		419,177,474
	NO. OF RIGHTS
Rights—0.0% ^
Pharmaceuticals, Biotechnology & Marijuana Producers — 0.0% ^
Achillion Pharmaceuticals, Inc. ‡ *(Cost $—)	12,757	6,379
	SHARES
Short-Term Investments — 6.3%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)(Cost $571,901)	571,901	571,901
Investment of Cash Collateral from Securities Loaned — 6.1%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.52% (b) (c)	22,643,533	22,648,061

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	3,105,580	3,105,580
Total Investment of Cash Collateral from Securities Loaned (Cost $25,753,041)		25,753,641
Total Short-Term Investments (Cost $26,324,942)		26,325,542
Total Investments — 106.1% (Cost $423,791,807)		445,509,395
Liabilities in Excess of Other Assets — (6.1)%		(25,745,894)
NET ASSETS — 100.0%		419,763,501

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $25,373,154.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	2	09/15/2023	USD	201,340	17,886

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$454,883	$—	$—	$454,883
Automobiles & Parts	1,731,766	—	—	1,731,766
Banks	22,736,659	—	—	22,736,659
Beverages	5,204,265	—	—	5,204,265
Chemicals	14,413,125	—	—	14,413,125
Construction & Materials	7,876,251	—	—	7,876,251
Consumer Services	4,158,157	—	—	4,158,157
Electricity	6,311,603	—	—	6,311,603
Electronic & Electrical Equipment	6,454,384	—	—	6,454,384
Finance & Credit Services	8,148,449	—	—	8,148,449
Food Producers	15,816,774	—	—	15,816,774
Gas, Water & Multi-utilities	13,365,289	—	—	13,365,289
General Industrials	6,051,128	—	—	6,051,128
Health Care Providers	11,040,151	—	—	11,040,151
Household Goods & Home Construction	12,615,765	—	—	12,615,765
Industrial Engineering	4,586,839	—	—	4,586,839
Industrial Materials	8,787,439	—	—	8,787,439
Industrial Metals & Mining	14,919,649	—	—	14,919,649
Industrial Support Services	9,961,107	—	—	9,961,107
Industrial Transportation	13,931,387	—	—	13,931,387
Investment Banking & Brokerage Services	4,945,790	—	—	4,945,790
Leisure Goods	4,847,899	—	—	4,847,899
Life Insurance	5,225,191	—	—	5,225,191
Media	1,721,498	—	—	1,721,498
Medical Equipment & Services	12,533,639	—	—	12,533,639
Mortgage Real Estate Investment Trusts	8,160,566	—	—	8,160,566
Nonequity Investment Instruments	50,820	—	—	50,820
Non-life Insurance	4,564,364	—	—	4,564,364
Non-Renewable Energy	25,683,043	—	—	25,683,043
Personal Care, Drug & Grocery Stores	10,378,779	—	—	10,378,779
Personal Goods	5,105,445	—	—	5,105,445
Pharmaceuticals, Biotechnology & Marijuana Producers	14,392,282	—	31,810	14,424,092
Precious Metals & Mining	1,080,098	—	—	1,080,098
Real Estate Investment & Services	7,849,007	—	—	7,849,007
Real Estate Investment Trusts	43,019,170	—	—	43,019,170
Renewable Energy	1,710,719	—	—	1,710,719
Retailers	10,882,817	—	—	10,882,817
Software & Computer Services	11,845,350	—	—	11,845,350
Technology Hardware & Equipment	29,132,600	—	—	29,132,600
Telecommunications Equipment	11,684,964	—	—	11,684,964
Telecommunications Service Providers	9,436,653	—	—	9,436,653
Tobacco	2,798,282	—	—	2,798,282
Travel & Leisure	2,023,665	—	—	2,023,665

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Waste & Disposal Services	$1,507,953	$—	$—	$1,507,953
Total Common Stocks	419,145,664	—	31,810	419,177,474
Rights	—	—	6,379	6,379
Short-Term Investments
Investment Companies	571,901	—	—	571,901
Investment of Cash Collateral from Securities Loaned	25,753,641	—	—	25,753,641
Total Short-Term Investments	26,325,542	—	—	26,325,542
Total Investments in Securities	$445,471,206	$—	$38,189	$445,509,395
Appreciation in Other Financial Instruments
Futures Contracts	$17,886	$—	$—	$17,886
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$19,342,762	$66,000,000	$62,700,000	$7,338	$(2,039)	$22,648,061	22,643,533	$580,449	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	2,902,497	90,535,293	90,332,210	—	—	3,105,580	3,105,580	102,101	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	325,140	16,366,859	16,120,098	—	—	571,901	571,901	35,033	—
Total	$22,570,399	$172,902,152	$169,152,308	$7,338	$(2,039)	$26,325,542		$717,583	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.